Segment Reporting - Revenue and Income from Vessel Operations by Segment (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Segment Reporting Information [Line Items]
Revenues	$ 587,619	$ 592,797	$ 1,228,727	$ 1,138,659
Income (Loss) from Vessel Operations	75,978	175,517	211,303	312,942
Other Entities And Eliminations [Member]
Segment Reporting Information [Line Items]
Revenues	(18,811)	(26,599)	(42,858)	(51,090)
Income (Loss) from Vessel Operations	2,198	1,917	5,185	1,890
Teekay Offshore [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues	284,464	311,234	591,172	576,217
Income (Loss) from Vessel Operations	24,271	96,412	112,570	165,462
Teekay Offshore [Member] | Offshore Logistics [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues	155,095	161,267	320,205	319,913
Income (Loss) from Vessel Operations	(11,954)	45,908	30,552	78,681
Teekay Offshore [Member] | Offshore Production [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues	124,715	141,722	257,499	239,997
Income (Loss) from Vessel Operations	36,412	46,602	76,024	78,685
Teekay Offshore [Member] | Conventional Tankers [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues	4,654	8,245	13,468	16,307
Income (Loss) from Vessel Operations	(187)	3,902	5,994	8,096
Teekay LNG [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues	99,241	98,608	195,012	195,934
Income (Loss) from Vessel Operations	47,554	43,856	64,537	88,953
Teekay LNG [Member] | Liquefied Gas Carriers [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues	84,497	77,466	163,082	153,400
Income (Loss) from Vessel Operations	42,484	37,821	82,673	75,818
Teekay LNG [Member] | Conventional Tankers [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues	14,744	21,142	31,930	42,534
Income (Loss) from Vessel Operations	5,070	6,035	(18,136)	13,135
Teekay Tankers [Member] | Conventional Tankers [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues	139,621	107,594	304,571	211,472
Income (Loss) from Vessel Operations	30,751	43,668	84,589	83,972
Teekay Parent [Member]
Segment Reporting Information [Line Items]
Revenues	83,104	101,960	180,830	206,126
Income (Loss) from Vessel Operations	(28,796)	(10,336)	(55,578)	(27,335)
Teekay Parent [Member] | Offshore Production [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues	58,600	66,394	113,806	135,327
Income (Loss) from Vessel Operations	(8,343)	(10,091)	(26,043)	(22,239)
Teekay Parent [Member] | Conventional Tankers [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues	9,534	18,413	23,584	34,886
Income (Loss) from Vessel Operations	(12,176)	2,414	(13,281)	3,516
Teekay Parent [Member] | Other [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues	14,970	17,153	43,440	35,913
Income (Loss) from Vessel Operations	$ (8,277)	$ (2,659)	$ (16,254)	$ (8,612)